Other Assets (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expense and Other Current Assets
The other assets consist of the following:

	As of March 31,
	2021	2022
	RMB	RMB
Prepayments and other current assets
Receivables from third-party payment service providers (1)	21,231	8,988
Receivables of technology service	17,155	22,787
Other prepaid expenses	11,504	4,969
VAT receivables	10,931	8,941
Deposits	3,054	2,515
Receivables of financing facilitation service	2,844	1,806
Prepaid promotion fees	2,065	184
Employee loans and advances	267	667
Interest receivable	246	343
Others	10,073	5,756
Less: Allowance for doubtful accounts	(1,691)	(1,821)

Total prepayments and other current assets	77,679	55,135

Other non-current assets
Prepayment for office building (2)	146,300	198,550
Long-term deposit	16,284	16,414
Prepayment for trademark	527	—

Total non-current assets	163,111	214,964

(1)
Receivables from third party payment service providers represent cash due from the Group’s third party on-line
payment service providers in relation to their processing of payments for
the Group. As of March 31, 2021 and 2022, no allowance for doubtful accounts was provided for these receivables.

(2)
On August 8, 2020, the Group entered into an agreement with a third-party company to purchase an office building located in Hangzhou, China for a total consideration of RMB209,000. The building is under construction and is scheduled to be completed and delivered to the Group in 2023. As of March 31, 2021 and 2022, the Group has paid RMB146,300 and RMB198,550 for the office building purchase, respectively. As of March 31, 2022, the remaining installments of RMB10,450 are expected to be made in
2023
(Note 21(b)).

Schedule of Movement of Allowance For Doubtful Accounts
The movement of allowance for doubtful accounts is analyzed as follows:

	For the year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB

Balance at beginning of year	(563)	(1,522)	(1,691)
Additions	(959)	(169)	(268)
Write-offs	—	—	138

Balance at end of year	(1,522)	(1,691)	(1,821)